Segment Information (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information
11. Segment Information
The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Company’s chief operating decision maker, or decision-making group (the “CODM”), in deciding how to allocate resources and assess performance. The CODM of the Company is the Chief Executive Officer. The CODM assesses performance and allocates resources based on the Company’s consolidated statements of operations and comprehensive loss and the Company’s operations are managed on a consolidated basis to decide where to allocate and invest additional resources within the business.
As a single reportable segment entity, the Company’s segment performance measure is net loss. In addition to the significant expense categories included within consolidated net loss presented in the condensed consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Three Months Ended March 31,
	2025	2024
Research and development
Direct research and development expenses by program:
IK-930	$399	$2,458
IK-595	2,450	1,664
IK-175	8	412
Discovery and other programs	22	(43)
Unallocated expense:
Personnel related (including stock-based compensation)	636	3,572
Other research and development cost	200	1,582
Total research and development expenses	$3,715	$9,645

Other segment information such as non-cash stock-based compensation or depreciation and amortization or interest expense are not provided to the CODM but are included in net loss. Such amounts are detailed in the Company’s condensed consolidated statements of operations and comprehensive loss or in its condensed consolidated statements of cash flows. See the condensed consolidated financial statements for other segment financial information.
Asset information is not regularly provided to the CODM for assessing performance and allocating resources other than consolidated cash, cash equivalents and marketable debt securities, which can be found on the Company’s condensed consolidated balance sheets.
All long-lived assets of the Company are held in the United States.

18. SEGMENT INFORMATION
The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. Operating segments are defined as components of an enterprise for which separate financial information is regularly evaluated by the Company’s chief operating decision maker, or decision-making group (the “CODM”), in deciding how to allocate resources and assess performance. The CODM of the Company is the Chief Executive Officer. The CODM assesses performance and allocates resources based on the Company’s consolidated statements of operations and comprehensive loss and the Company’s operations are managed on a consolidated basis to decide where to allocate and invest additional resources within the business.
As a single reportable segment entity, the Company’s segment performance measure is net loss. In addition to the significant expense categories included within consolidated net loss presented in the consolidated statements of operations and comprehensive loss, see below for disaggregated amounts that comprise research and development expenses (in thousands):

	Year Ended December 31,
	2024	2023
Research and development
Direct research and development expenses by program:
IK-930	$8,684	$11,608
IK-595	9,682	8,068
IK-175	480	2,677
Discovery and other programs	1,092	10,218
Unallocated expense:
Personnel related (including stock-based compensation)	8,186	19,571
Other research and development cost	2,751	7,510
Total research and development expenses	$30,875	$59,652

Other segment information such as non-cash stock-based compensation or depreciation and amortization or interest expense are not provided to the CODM but are included in net loss. Such amounts are detailed in the Company’s consolidated statements of operations and consolidated loss or in its consolidated statements of cash flows. See the consolidated financial statements for other segment financial information regarding.
Asset information is not regularly provided to the CODM for assessing performance and allocating resources other than consolidated cash, cash equivalents and marketable debt securities, which can be found on the Company’s consolidated balance sheets.
All long-lived assets of the Company are held in the United States.